Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL
The following is a continuity of goodwill by segment:

	Body Exteriors & Structures	Power & Vision	Seating Systems	Complete Vehicles	Corporate	Total
Balance, December 31, 2021	471	1,269	270	112	—	2,122
Acquisitions [note 7]	—	—	—	—	20	20
Foreign exchange and other	(23)	(71)	(10)	(7)	—	(111)

Balance, December 31, 2022	448	1,198	260	105	20	2,031
Acquisitions [note 7]	—	670	—	—	—	670
Foreign exchange and other	4	60	(2)	4	—	66

Balance, December 31, 2023	$452	$1,928	$258	$109	$20	$2,767